Summary of Significant Accounting Policies - Schedule of Notes Receivable (Details)	Jun. 30, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate notes receivable, net	$ 75,900,000
Mezzanine Loans and Mortgage Loan Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding Loan Amount	76,220,000
Accrued interest receivable	311,000
Unamortized fees and costs	(659,000)
Unearned revenue	0
Real estate notes receivable, net	$ 75,872,000
Mezzanine Loans - Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated Interest Rate	8.00%
Maximum Loan Commitment	$ 54,119,000
Outstanding Loan Amount	$ 53,756,000
Mezzanine Loan - North Carolina
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated Interest Rate	8.00%
Maximum Loan Commitment	$ 6,000,000
Outstanding Loan Amount	$ 6,000,000
Mortgage Loan - Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated Interest Rate	10.00%
Maximum Loan Commitment	$ 15,000,000
Outstanding Loan Amount	$ 15,000,000
Construction Loan - Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated Interest Rate	6.00%
Maximum Loan Commitment	$ 65,000,000
Outstanding Loan Amount	$ 1,464,000